Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,300,000
Previously Paid Amount	870.03
Total Fee Amount	870.03
Total Offset Amount	0.00
Net Fee	$ 0.00